Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Longleaf Partners Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Longleaf Partners Fund | Russell 1000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Longleaf Partners Fund | Longleaf Partners Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		2.93%	5.75%	6.74%
Longleaf Partners Fund | Longleaf Partners Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.58%)	4.16%	5.02%
Longleaf Partners Fund | Longleaf Partners Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.00%	4.08%	4.97%
Longleaf Partners Small-Cap Fund | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.15%	13.15%	14.29%
Longleaf Partners Small-Cap Fund | Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.62%
Longleaf Partners Small-Cap Fund | Russell 2000 Value Index
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%	9.27%
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		7.56%	4.94%	6.89%
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.06%	4.68%	5.34%
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.48%	3.78%	5.11%
Longleaf Partners Global Fund | FTSE Developed Index
Prospectus [Line Items]
Average Annual Return, Percent		22.25%	11.97%	12.09%
Longleaf Partners Global Fund | MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	12.17%
Longleaf Partners Global Fund | MSCI World Value Index
Prospectus [Line Items]
Average Annual Return, Percent		20.79%	11.35%	9.23%
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		16.72%	5.33%	7.50%
Longleaf Partners Global Fund | Longleaf Partners Global Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	13.66%	4.13%	6.42%
Longleaf Partners Global Fund | Longleaf Partners Global Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.00%	3.87%	5.81%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[2]	Effective May 1, 2024, the Fund changed its broad-based securities market index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Index as a performance benchmark because it is more closely aligned with the Fund’s investment strategies and restrictions.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.